Financial risk and capital management	12 Months Ended
Dec. 31, 2021
Financial risk and capital management [Abstract]
Disclosure of financial risk and capital management [text block]
6 Financial risk and capital management
General information relevant to financial risks
Equinor's business activities naturally expose Equinor to financial risk. Equinor’s approach to risk management includes assessing
and managing risk in activities using a holistic risk approach, by considering relevant correlations at portfolio level between the most
important market risks and the natural hedges inherent in Equinor’s portfolio. This approach allows Equinor to reduce the number of
risk management

transactions and avoid sub-optimisation.
The corporate risk committee, which is headed by the chief financial officer, is responsible Equinor’s Enterprise Risk Management and proposing appropriate measures to adjust risk at the corporate level. This includes assessing Equinor’s financial risk policies.
Financial risks
Equinor’s activities expose Equinor to market risk (including commodity price risk, currency risk, interest rate risk and equity price
risk), liquidity risk and credit risk.
Market risk
Equinor operates in the worldwide crude oil, refined products, natural gas, and electricity markets and is exposed to market risks
including fluctuations in hydrocarbon prices, foreign currency rates, interest rates, and electricity prices that can affect the revenues
and costs of operating, investing and financing. These risks are managed primarily on a short-term basis with a focus on achieving the
highest risk-adjusted returns for Equinor within the given mandate. Long-term exposures are managed at the corporate level, while
short-term exposures are managed according to trading strategies and mandates. Mandates in the trading organisations within crude
oil, refined products, natural gas and electricity are relatively small compared to the total market risk of Equinor.
For more information on sensitivity analysis of market risk see note 26 Financial instruments: fair value measurement and sensitivity
analysis of market risk.
Commodity price risk
Equinor’s most important long-term commodity risk (oil and natural gas) is related to future market prices as Equinor´s risk policy is to
be exposed to both upside and downside price movements.

The introduction of a future sizeable power price exposure will likely compound the portfolio commodity price risk. To manage short-term commodity risk, Equinor enters into commodity-based derivative contracts, including futures, options, over-the-counter (OTC) forward contracts, market swaps and contracts for differences related to
crude oil, petroleum products, natural gas,

power and emmissions. Equinor’s bilateral gas sales portfolio is exposed to various price
indices with a combination of gas price markers.
The term of crude oil and refined oil products derivatives are usually less than one year, and they are traded mainly on the Inter
Continental Exchange (ICE) in London, the New York Mercantile Exchange (NYMEX), the OTC Brent market, and crude and refined products swap markets. The term of natural gas,

power and emission derivatives is usually three years or less, and they are mainly
OTC physical forwards and options, NASDAQ OMX Oslo forwards and futures traded on the European Energy

Exchange (EEX),
NYMEX and ICE.
Currency risk
Equinor’s cash flows from operating activities deriving from oil and gas sales,

operating expenses and capital expenditures are mainly
in USD, but taxes, dividends to shareholders on the Oslo Børs and a share of our operating expenses and capital expenditures are in
NOK. Accordingly, Equinor’s currency management is primarily linked to mitigate currency risk related to payments in NOK. This means that Equinor regularly purchases NOK, primarily spot, but also on a forward basis using conventional derivative instruments.
Interest rate risk
Bonds are normally issued at fixed rates in a variety of currencies (among others USD, EUR and GBP). Bonds are normally converted
to floating USD bonds by using interest rate and currency swaps. Equinor manages its interest rates exposure on its bond debt based
on risk and reward considerations from an enterprise risk management perspective. This means that the fixed/floating mix on interest
rate exposure may vary from time to time. For more detailed information about Equinor’s long-term debt portfolio see note 19 Finance
debt.
Equity price risk
Equinor’s captive insurance company holds listed equity securities as part of its portfolio.

In addition, Equinor holds some other listed
and non-listed equities mainly for long-term strategic purposes. By holding these assets, Equinor is exposed to equity price risk,
defined as the risk of declining equity prices, which can result in a decline in the carrying value of Equinor’s assets recognised in the
balance sheet. The equity price risk in the portfolio held by Equinor’s captive insurance company is managed, with the aim of
maintaining a moderate risk profile, through geographical diversification and the use of broad benchmark indexes.
Liquidity risk
Liquidity risk is the risk that Equinor will not be able to meet obligations of financial liabilities when they become due. The purpose of
liquidity management is to ensure that Equinor has sufficient funds available at all times to cover its financial obligations.
The main cash outflows include the quarterly dividend payments and Norwegian petroleum tax payments paid six times per year. If
the cash flow forecasts indicate that the liquid assets will fall below target levels, new long-term funding will be considered.
Short-term funding needs will normally be covered by the USD 5.0 billion US Commercial paper programme (CP) which is backed by a revolving credit facility of USD 6.0

billion, supported by
19

core banks,
maturing in 2024 . The facility supports secure access to
funding, supported by the best available short-term rating. As at 31 December 2021 the facility has not been drawn.
Equinor raises debt in all major capital markets (USA, Europe and Asia) for long-term funding purposes. The policy is to have a maturity profile with repayments not exceeding 5% of capital employed in any year for the nearest five years.

Equinor’s non-current
financial liabilities have a weighted average maturity of approximately ten years .
For more information about Equinor’s non-current financial liabilities, see note 19 Finance debt.
The table below shows a maturity profile, based on undiscounted contractual cash flows, for Equinor’s financial liabilities.
At 31 December
2021 2020
(in USD million)
Non-derivative financial
liabilities
Lease
liabilities
Derivative
financial
liabilities
Non-derivative financial
liabilities
Lease
liabilities
Derivative
financial
liabilities
Year 1 18,841 1,183 175 13,388 1,220 1,262
Year 2 and 3 6,684 1,262 211 5,528 1,598 75
Year 4 and 5

6,140 656 318 6,489 772 264
Year 6 to 10 10,636 642 588 12,401 752 269
After 10 years 12,849 158 187 14,614 162 425
Total specified 55,150 3,901 1,479 52,421 4,504 2,294
Credit risk
Credit risk is the risk that Equinor’s customers or counterparties will cause Equinor financial loss by failing to honor their obligations.
Credit risk arises from credit exposures with customer accounts receivables as well as from financial investments,

derivative financial
instruments and deposits with financial institutions.
Prior to entering into transactions with new counterparties, Equinor’s credit policy requires all counterparties to be formally identified and assigned internal credit ratings. The internal credit ratings reflect Equinor’s assessment of the counterparties' credit risk and are based on a quantitative and qualitative analysis of recent financial statements and other relevant business. All counterparties are re-
assessed regularly.
Equinor uses risk mitigation tools to reduce or control credit risk both on a counterparty and portfolio level. The main tools include
bank and parental guarantees, prepayments and cash collateral.
Equinor has

pre-defined limits

for the

absolute credit

risk level

allowed at

any given

time on

Equinor’s portfolio

as well

as maximum
credit exposures for individual counterparties. Equinor monitors the portfolio on a regular basis and individual exposures against limits
on a daily basis. The total credit exposure of Equinor is geographically diversified among a number of counterparties within the oil

and
energy sector,

as well as

larger oil and

gas consumers and

financial counterparties. The majority

of Equinor’s credit exposure

is with
investment grade counterparties.
The following table contains the carrying amount of Equinor’s financial receivables and derivative financial instruments split by
Equinor’s assessment of the counterparty's credit risk. Trade and other receivables include 1 % overdue receivables for 30 days and more. The overdue receivables are mainly joint venture receivables pending the settlement of disputed working interest items payable
from Equinor’s working interest partners within the Exploration & Production USA

– onshore activities. A provision has been
recognized for expected credit losses of trade and other receivables using the expected credit loss model. Only non-exchange traded instruments are included in derivative financial instruments.
(in USD million)
Non-current
financial
receivables
Trade and other
receivables
Non-current
derivative
financial
instruments
Current derivative
financial
instruments
At 31 December 2021
Investment grade, rated A or above 452 3,637 1,103 2,902
Other investment grade 18 8,930 0 1,524
Non-investment grade or not rated 238 4,624 162 705
Total financial assets 708 17,191 1,265 5,131
At 31 December 2020
Investment grade, rated A or above 211 1,954 1,850 465
Other investment grade 24 2,288 478 287
Non-investment grade or not rated 262 3,176 148 134
Total financial assets 497 7,418 2,476 886
For more information about Trade and other receivables, see note 16 Trade and other receivables.
At 31 December 2021, USD 2.271

billion of cash was held as collateral to mitigate a portion of Equinor's credit exposure. At

31
December 2020, USD 1.704

billion was held as collateral. The collateral cash is received as a security to mitigate credit exposure
related to positive fair values on interest rate swaps, cross currency swaps and foreign exchange swaps. Cash is called as collateral in
accordance with the master agreements with the different counterparties when the positive fair values for the different swap
agreements are above an agreed threshold.
Under the terms of various master netting agreements for derivative financial instruments as of 31 December 2021, USD 24.536 billion have been offset and USD 0.500

billion presented as liabilities do not meet the criteria for offsetting. At 31 December 2020,
USD 3.738

billion were offset and USD
0.387

billion was not offset. The collateral received and the amounts not offset from derivative financial instrument liabilities, reduce the credit exposure in the derivative financial instruments presented in the table above as they
will offset in a potential default situation for the counterparty. For trade and other receivables subject to similar master netting agreements USD 4.445

billion have been offset as of 31 December 2021, and respectively USD
1.684

billion as of 31 December
2020.
Capital management
The main objectives of Equinor's capital management policy are to maintain a strong overall financial position and to ensure sufficient
financial flexibility. Equinor’s primary focus is on maintaining its credit rating in the A category on a stand alone basis (excluding uplifts for Norwegian Government ownership). Equinor’s current long-term ratings are AA- with a stable outlook (including one notch uplift)
and Aa2 with a stable outlook (including two notch uplift) from S&P and Moody’s, respectively.

In order to monitor financial robustness
on a day to day basis, a key ratio utilized by Equinor is the non-GAAP metric of “Net interest-bearing debt adjusted (ND) to Capital
employed adjusted (CE)”.
At 31 December
(in USD million) 2021 2020
Net interest-bearing debt adjusted, including lease

liabilities (ND1)
3,236 20,121
Net interest-bearing debt adjusted (ND2) (326) 15,716
Capital employed adjusted, including lease liabilities

(CE1)
42,259 54,012
Capital employed adjusted (CE2) 38,697 49,608
Net debt to capital employed adjusted, including

lease liabilities (ND1/CE1)
7.7% 37.3%
Net debt to capital employed adjusted (ND2/CE2) (0.8%) 31.7%
ND1 is defined as Equinor's interest bearing financial liabilities less cash and cash equivalents and current financial investments,
adjusted for collateral deposits and balances held by Equinor's captive insurance company (amounting to USD 2.369 billion and USD
627

million for 2021 and 2020, respectively). CE1 is defined as Equinor's total equity (including non-controlling interests) and ND1.
ND2 is defined as ND1 adjusted for lease liabilities (amounting to USD 3.562 billion and USD
4.405

billion for 2021 and 2020,
respectively). CE2 is defined as Equinor's total equity (including non-controlling interests) and ND2.